STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF GRANTED AND ISSUED STOCK AWARDS

The following table summarizes the Company’s granted and issued stock awards in the nine months ended September 30, 2024, and 2023:

Issuances under the 2021 Stock Plan in the period January 1 and September 30, 2023

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2023		4,290,709	$(97,272)	(0.023)
4/14/2023	*	110,000	51,137	0.465	stipend	affiliate
4/14/2023		4,000	1,823	0.456	stipend
8/04/2023	*	120,000	17,940	0.150	stipend	affiliate
8/04/2023		477,000	71,312	0.150	stipend
9/30/2023		5,001,709	$44,940	$0.009

Issuances under the 2021 Stock Plan in the period January 1 and September 30, 2024

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2024		5,288,687	$99,910	0.019
3/27/2024	*	211,269	30,000	$0.142	stipend	affiliate
3/27/2024		72,423	10,284	0.142	stipend
3/27/2024	*	979,191	101,835	0.104	bonus	affiliate
3/27/2024		1,570,808	158,164	0.104	bonus
3/27/2024		(50,000)	—	—	return to treasury
4/19/2024	*	241,938	30,000	0.124	stipend	affiliate
4/19/2024		86,246	10,694	0.124	stipend
8/14/2024	*	454,546	45,454	0.100	stipend	affiliate
8/14/2024		84,646	8,465	0.100	stipend
9/30/2024		8,939,754	$494,806	$0.055

The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.
*	The shares are held as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.

Issuances under the 2021 Stock Plan in the period January 1 and December 31, 2022

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2022		3,656,709	$(236,294)	$(0.065)
1/10/2022	*	40,000	6,400	0.160	stipend	affiliate
2/18/2022		100,000	16,000	0.160	stipend
4/01/2022	*	10,000	1,730	0.173	stipend	affiliate
4/01/2022	*	70,000	12,110	0.173	stipend	affiliate
4/11/2022		250,000	43,250	0.173	stipend
8/01/2022	*	80,000	25,600	0.320	stipend	affiliate
8/01/2022		2,000	640	0.320	stipend
10/28/2022	*	80,000	32,400	0.406	stipend	affiliate
10/28/2022		2,000	810	0.406	stipend
12/31/2022		4,290,709	$(97,354)	$(0.023)

Issuances under the 2021 Stock Plan in the period January 1 and December 31, 2023

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2023		4,290,709	$(97,354)	$(0.023)
4/14/2023	*	110,000	51,137	0.465	stipend	affiliate
4/14/2023		4,000	1,823	0.465	stipend
8/04/2023	*	120,000	17,940	0.150	stipend	affiliate
8/04/2023		477,000	71,312	0.150	stipend
10/27/2023	*	233,163	37,306	0.160	stipend	affiliate
10/27/2023		53,815	8,610	0.160	stipend
12/31/2023		5,288,687	$90,856	$0.017

The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.

*	The shares are held as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.

Shares awarded, but not yet issued, under the 2021 Stock Plan for the year ended December 31, 2024:

Date		# Shares	Amount	Price/Share	Type	Notice
12/31/2023	*	211,269	21,338	0.101	stipend	affiliate
12/31/2023		72,423	7,315	0.101	stipend
12/31/2024		283,692	$28,653	$0.101

SCHEDULE OF FAIR MARKET VALUE

Total number of shares awarded from the 2021 Plan

	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Issued as of January 1, 2022	3,656,709	$0.001 – 0.55	$(0.06)
Shares Issued	634,000	0.16 – 0.41	0.22
Shares Issued as of December 31, 2022	4,290,709	$0.001 – 0.55	$(0.02)
Shares Issued	997,978	0.15 – 0.48	0.20
Shares Issued as of December 31, 2023	5,288,687	$0.001 – 0.55	$0.02

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table summarizes the Company’s stock option activity in the nine months ended September 30, 2024, and 2023:

	Number of Options	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of January 1, 2023	524,000	$0.001 – 0.95	$0.44
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	(144,000)	0.001 – 0.32	0.11
Outstanding as of September 30, 2023	380,000	$0.001 – 0.95	$0.48

Outstanding as of January 1, 2024	335,000	$0.001 – 0.95	$0.62
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	(335,000)	0.001 – 0.95	0.62
Outstanding as of September 30, 2024	—	$—	$—

As at December 31, 2023, there was no unrecognized compensation expense related to non-vested stock option awards. The following table summarizes the Company’s stock option activity for the year ended December 31, 2023 and 2022:

	Number of Options	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of January 1, 2022	668,000	$0.001 - 1.21	$0.71
Granted	—	0.001 - 0.20	0.20
Exercised	—	—	—
Options forfeited/cancelled	(144,000)	0.31 – 1.21	0.81
Outstanding as of December 31, 2022	524,000	$0.001 – 0.95	$0.44
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	(189,000)	0.001 – 0.32	0.09
Outstanding as of December 31, 2023	335,000	$0.001 – 0.95	$0.62

SCHEDULE OF STOCK OPTION VESTED

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2023:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	45,000	$0.001	0.83	$6,750	45,000	$0.001	0.83	$6,750
0.19	45,000	0.19	0.58	—	45,000	0.19	0.58	—
0.20	45,000	0.20	0.34	—	45,000	0.20	0.34	—
0.95	200,000	0.95	0.51	—	200,000	0.95	0.51	—
$0.001-0.95	335,000	$0.62	0.54	$6,750	335,000	$0.62	0.54	$6,750